SHARE-BASED COMPENSATION - Schedule of Non-vested Restricted Stock Units Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2019 Plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding	24,000
Vested	(24,000)
Numbers of shares, Outstanding		24,000
Weighted average remaining contractual term, Outstanding		7 years 18 days
2021 Plan
SHARE-BASED COMPENSATION
Weighted average grant date fair value, Outstanding	$ 1.76
Weighted average grant date fair value, Granted	1.07
Weighted average grant date fair value, Forfeited	7.81
Weighted average grant date fair value, Outstanding	$ 8.36	$ 1.76
2022 Plan
SHARE-BASED COMPENSATION
Granted	4,883,452
Vested	(2,912,354)
Forfeited	(416,374)
Numbers of shares, Outstanding	1,554,724
Weighted average grant date fair value, Granted	$ 2.41
Weighted average grant date fair value, Vested	2.41
Weighted average grant date fair value, Forfeited	2.41
Weighted average grant date fair value, Outstanding	$ 2.41
Restricted share units
SHARE-BASED COMPENSATION
Vested	(2,912,354)
Weighted average remaining contractual term, Outstanding	9 years 7 days
Aggregate intrinsic value, Outstanding	$ 1,284
Restricted share units | 2020 Plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding	1,246,811	1,481,791	4,079,618
Granted		755,734	1,649,045
Vested	(576,326)	(720,232)	(4,048,000)
Forfeited	(152,478)	(270,482)	(198,872)
Numbers of shares, Outstanding	518,007	1,246,811	1,481,791	4,079,618
Weighted average grant date fair value, Outstanding	$ 2.98		$ 1.00
Weighted average grant date fair value, Vested	11.76
Weighted average grant date fair value, Forfeited	13.35
Weighted average grant date fair value, Outstanding	$ 12.33	$ 2.98		$ 1.00
Weighted average remaining contractual term, Outstanding	7 years 7 months 17 days	8 years 6 months 18 days	8 years 11 months 12 days	9 years 8 months 12 days
Aggregate intrinsic value, Outstanding	$ 428	$ 2,266	$ 30,531	$ 83,632
Restricted share units | 2021 Plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding	1,035,973
Granted	2,080,299
Vested	(1,494,415)	(1,139,587)
Forfeited	(206,519)
Numbers of shares, Outstanding	1,415,338	1,035,973
Weighted average grant date fair value, Outstanding	$ 5.19
Weighted average grant date fair value, Granted	2.21
Weighted average grant date fair value, Vested	5.94
Weighted average grant date fair value, Forfeited	11.75
Weighted average grant date fair value, Outstanding	$ 6.46	$ 5.19
Weighted average remaining contractual term, Outstanding	8 years 9 months 25 days	8 years 6 months 18 days	9 years 6 months 25 days
Aggregate intrinsic value, Outstanding	$ 1,169	$ 2,266	$ 34,126
Restricted share unit, special awards | 2020 Plan
SHARE-BASED COMPENSATION
Numbers of shares, Outstanding			762,920
Vested			(762,920)
Numbers of shares, Outstanding				762,920
Weighted average grant date fair value, Vested			$ 1.00
Weighted average remaining contractual term, Outstanding				9 years 7 months 24 days
Aggregate intrinsic value, Outstanding				$ 14,877